Investment in Joint Ventures And Majority Owned Subsidiaries (Details) - STRATTEC Advanced Logic, LLC (formerly known as NextLock LLC) $ in Thousands	12 Months Ended
Jun. 28, 2015 USD ($)
Schedule Of Equity Method Investments [Line Items]
Loss on Guarantee for license agreement of STRATEC Advanced Logic, LLC, proportionate share of partner	$ 123
Loss on Loan from STRATTEC to STRATTEC Advanced Logic	100
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility	$ 488